Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Farmland Purchase Agreement

On May 16, 2023, the Company through its wholly owned subsidiary, Sadot Agri-Foods, entered into the Variation Agreement with ZPG and Cropit pursuant to which ZPG assigned all of its rights, liabilities and obligations of the Put Land Agreement to Sadot Agri-Foods, which provided ZPG with a one year call option to acquire 70% of the Farm for a purchase price of approximately $8.5 million USD. The Put Land Agreement further provides that Cropit will continue to retain 30% of the Farm and that following closing, Cropit and the purchaser will form a special purpose vehicle in which both parties will contribute their ownership interest in the Farm to the special purpose vehicle for their respective percentage interest.

On May 16, 2023, Sadot Agri-Foods and Cropit entered into 70% of the equity and Cropit holding 30% of the equity. Following its formation, Sadot Zambia will hold 100% of the Farm. Sadot Agri-Foods and Cropit will each have the right to appoint one director to the Board of Directors of Sadot Zambia. Further, upon formation, Sadot Agri-Foods contributed $3.5 million into escrow for the primary purpose of discharging a loan secured by the Farm held by ABSA Bank.

On May 16, 2023, Sadot Agri-Foods, the Escrow Agent entered into an Escrow Agreement pursuant to which the Escrow Agent will hold all documentation required to allot Sadot Agri-Foods 70% of Sadot Zambia, documentation required to transfer the Farm to Sadot Zambia and USD $3.5 million contributed by Sadot Agri-Foods. At closing, the Escrow Agent will release the required funds to ABSA Bank and release the required documentation with respect to the allocation of Sadot Agri-Foods’ interest in Sadot Zambia and the transfer of the Farm. Closing is subject to obtaining clearance from the Zambian Competition and Consumer Protection Commission.

Consulting Agreements

On November 14, 2022 (the “Effective Date”), the Company, Sadot Agri-Foods and Aggia entered into a Services Agreement (the “Services Agreement”) whereby Sadot Agri-Foods engaged Aggia to provide certain advisory services to Sadot Agri-Foods for creating, acquiring and managing Sadot Agri-Foods’ business of wholesaling food and engaging in the purchase and sale of physical food commodities.

As consideration for Aggia providing the services to Sadot Agri-Foods, the Company agreed to issue shares of common stock of the Company, par value $0.0001 per share, to Aggia subject to Sadot Agri-Foods generating net income measured on a quarterly basis at per share price of $1.5625, subject to equitable adjustments for any combinations or splits of the common stock occurring following the Effective Date. Upon Sadot Agri-Foods generating net income for any fiscal quarter, the Company shall issue Aggia a number of shares of common stock equal to the net income for such fiscal quarter divided by the per share price (the “Shares”). The Company may only issue authorized, unreserved shares of common stock. The Company will not issue Aggia in excess of 14.4 million shares representing 49.9% of the number of issued and outstanding shares of common stock as of the Effective Date. Further, once Aggia has been issued a number of shares constituting 19.99% of the issued and outstanding shares of common stock of the Company, no additional shares shall be issued to Aggia unless and until this transaction has been approved by the shareholders of the Company. The shareholders approved the Services Agreement on February 28, 2023. In the event that the shares cap has been reached, then the remaining portion of the net income, if any, not issued as shares shall accrue as debt payable by Sadot Agri-Foods to Aggia until such debt has reached a maximum of $71.5 million. The Company will prepare the shares earned calculation after the annual audit or quarter review is completed by the auditors. The shares will be issued within 10 days of the final calculation.

On July 14, 2023 (the “Addendum Date”), effective April 1, 2023, the parties entered into Addendum 2 to the Services Agreement (“Addendum 2”) pursuant to which the parties amended the compensation that Aggia is entitled.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

Pursuant to Addendum 2, on the Addendum Date, the Company issued 8.9 million shares (the “Shares”) of common stock, par value $0.0001 per share, of the Company, which such Shares represent 14.4 million Shares that Aggia is entitled to receive pursuant to the Services Agreement less the 5.6 million Shares that have been issued to Aggia pursuant to the Services Agreement as of the Addendum Date. The Company will not issue Aggia in excess of 14.4 million Shares representing 49.9% of the number of issued and outstanding shares of common stock as of the effective date of the Services Agreement. The Shares shall be considered issued and outstanding as of the Addendum Date and Aggia shall hold all rights associated with such Shares. The Shares vest on a progressive schedule, at a rate equal to the net income of Sadot Agri-Foods, calculated quarterly divided by $3.125, which for accounting purposes shall equal 40% of the net income of Sadot Agri-Foods, calculated quarterly divided by $1.25. During the 30 day period after July 14, 2028 (the “Share Repurchase Date”), Aggia may purchase any Shares not vested. All Shares not vested or purchased by Aggia, shall be repurchased by the Company from Aggia at per share price of $0.001 per share. Further, the parties clarified that the Lock Up Agreement previously entered between the Company and Aggia dated November 16, 2022 shall be terminated on May 16, 2024 provided that any Shares that have not vested or been purchased by Aggia may not be transferred, offered, pledged, sold, subject to a contract to sell, granted any options for the sale of or otherwise disposed of, directly or indirectly. Following the Share Repurchase Date, in the event that there is net income for any fiscal quarter, then an amount equal to 40% of the net income shall accrue as debt payable by Sadot Agri-Foods to Aggia (the “Debt”), until such Debt has reached a maximum of $71.5 million.

Additionally, for the three months ended June 30, 2023, the Company reimbursed Aggia for all operating costs related to Sadot Agri-Foods operating expenses related to Sadot Agri-Foods including labor and operating expenses of $0.8 million and $0.2 million, respectively. For the six months ended June 30, 2023, the Company reimbursed Aggia for all operating costs related to Sadot Agri-Foods including labor, operating and general administrative expenses of $1.4 million, $0.3 million and $0.1 million, respectively.

Franchising

During the three and six months ended June 30, 2023, the Company entered into various Pokemoto franchise agreements for a total of 8 and 13, respectively, compared to 4 and 17 during the three and six months ended June 30, 2022, respectively. potentially new Pokemoto locations with various franchisees. The Franchisees paid the Company an aggregate of $0.1 million and $0.1 million for the three and six months ended June 30, 2023 and this has been recorded in deferred revenue as of June 30, 2023.

Master Franchise Agreement

On October 25, 2021, Muscle Maker Development International LLC (“MMDI”), a wholly-owned subsidiary of Muscle Maker Inc., entered into a Master Franchise Agreement (the “Master Franchise Agreement”) with Almatrouk Catering Company – OPC (“ACC”) providing ACC with the right to grant franchises for the development of 40 “Muscle Maker Grill” restaurants through December 31, 2030 (the “Term”) in the Kingdom of Saudi Arabia (“KSA”).

Under the Master Franchise Agreement, MMDI has granted to ACC an exclusive right to establish and operate Muscle Maker restaurants in the KSA. MMDI will not own or operate restaurants in KSA, grant franchises for the restaurants in KSA, or grant Master Franchise Rights for the restaurants to other persons within the KSA. ACC will be solely responsible for the development, sales, marketing, operations, distribution and training of all franchise locations sold in the KSA.

ACC is required to pay MMDI $0.2 million pursuant to the Master Franchise Agreement upon the occurrence of various events. ACC is required to pay MMDI $20.0 thousand upon the execution of each franchise agreement for each individual restaurant and a monthly royalty fee of $1.0 thousand for each restaurant. Further, ACC is to adhere to the agreed upon development schedule as outlined in the master franchise agreement. An initial $20.0 thousand deposit was paid on the agreement and no other amount is due at this time. ACC has not performed against this agreement.

Taxes

The Company failed in certain instances in paying past state and local sales taxes collected from customers in specific states that impose a tax on sales of the Company’s products during 2017 and 2018. As of the second quarter 2022, all past due tax on sales from 2017 and 2018 has been paid in full. The Company had accrued a sales tax liability for approximately $0.1 million and $44.6 thousand as of June 30, 2023, and December 31, 2022, respectively. All current state and local sales taxes from January 1, 2018, for open Company-owned locations have been fully paid and in a timely manner. The Company has completed all the payment plans with the various state or local entities for these past owed amounts.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

Litigations, Claims and Assessments

On April 24, 2022, the Company and a convertible note holder entered into an agreement in which the Company will repay a total of $0.1 million in connection with the default judgement issued on June 22, 2018, by the Iowa District Court for Polk County #CVCV056029, filed against the Company for failure to pay the remaining balance due on a promissory note in the amount of $0.1 million, together with interest, attorney fees and other costs of $0.2 million. The Company agreed to pay $40.0 thousand on or before May 1, 2022 and to make seven installment payments of $10.0 thousand per month starting on or before June 1, 2022. As of December 30, 2022, the Company had paid this note in full.

On or about March 7, 2019, the Company was listed as a defendant to a lawsuit filed by a contractor in the State of Texas in El Paso County #2019DCV0824. The contractor is claiming a breach of contract and is seeking $33.0 thousand in damages for services claimed to be rendered by the contractor. The Company accrued $30.0 thousand for the liability in accounts payable and accrued expenses as of June 30, 2023 and December 31, 2022.

On January 23, 2020, the Company was served a judgment issued by the Judicial Council of California in the amount of $0.1 million for a breach of a lease agreement in Chicago, Illinois, in connection with a Company-owned store that was closed in 2018. As of June 30, 2023 and December 31, 2022, the Company has accrued for the liability in accounts payable and accrued expenses.

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. In the opinion of management after consulting legal counsel, such matters are currently not expected to have a material impact on the Company’s financial statements.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements after consulting legal counsel.

Employment Agreements

On November 16, 2022, , the Company entered into an Executive Employment Agreement with Michael Roper (the “Roper Agreement”), which replaced his prior employment agreement. Pursuant to the Roper Agreement, Mr. Roper will continue to be employed as Chief Executive Officer of the Company on an at-will-basis. During the term of the Roper Agreement, Mr. Roper is entitled to a base salary at the annualized rate of $0.4 million. Mr. Roper will be eligible for a discretionary performance bonus to be determined by the Board annually. Further, Mr. Roper will be entitled to an additional bonus of $0.1 million upon the Company obtaining approval of the Shareholder Matters and $25.0 thousand upon the Designated Directors representing a majority of the Board of Directors. If Mr. Roper is terminated for any reason, he will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Mr. Roper is terminated by the Company for any reason other than cause or resigns for a good reason, Mr. Roper will be entitled to a severance payment equal to 36 months of salary, which will be reduced to 18 months following the second anniversary of the Roper Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Roper Agreement will automatically terminate and the prior employment agreement will again be in full effect.

On March 21, 2023, the Company entered into an Executive Employment Agreement with Jennifer Black (the “Black Agreement”), which replaced her prior employment agreement. Pursuant to the Black Agreement, Ms. Black will continue to be employed as Chief Financial Officer of the Company on an at-will-basis. During the term of the Black Agreement, Ms. Black is entitled to a base salary at the annualized rate of $0.2 million. Ms. Black will be eligible for a discretionary performance bonus up to 50% of her annual salary. Further, Ms. Black will be entitled to an additional bonus of $0.1 million upon the Company obtaining approval of the Shareholder Matters and $25.0 thousand upon the Designated Directors representing a majority of the Board of Directors. If Ms. Black is terminated for any reason, she will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Ms. Black is terminated by the Company for any reason other than cause or resigns for a good reason, Ms. Black will be entitled to a severance payment equal to 36 months of salary, which will be reduced to six months following the second anniversary of the Black Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Black Agreement will automatically terminate and the prior employment agreement will again be in full effect.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

On November 16, 2022, the Company entered into an Executive Employment Agreement with Kenneth Miller (the “Miller Agreement”), which replaced his prior employment agreement. Pursuant to the Miller Agreement, Mr. Miller will continue to be employed as Chief Operating Officer of the Company on an at-will-basis. During the term of the Miller Agreement, Mr. Miller is entitled to a base salary at the annualized rate of $0.3 million. Mr. Miller will be eligible for a discretionary performance bonus up to 75% of his annual salary. Further, Mr. Miller will be entitled to an additional bonus of $25.0 thousand upon the Designated Directors representing a majority of the Board of Directors. If Mr. Miller is terminated for any reason, he will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Mr. Miller is terminated by the Company for any reason other than cause or resigns for a good reason, Mr. Miller will be entitled to a severance payment equal to 36 months of salary, which will be reduced to 12 months following the second anniversary of the Miller Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Miller Agreement will automatically terminate and the prior employment agreement will again be in full effect.

On November 16, 2022, the Company entered into an Executive Employment Agreement with Kevin Mohan (the “Mohan Agreement”), which replaced his prior employment agreement. Pursuant to the Mohan Agreement, Mr. Mohan will continue to be employed as Chief Investment Officer of the Company on an at-will-basis. During the term of the Employment Agreement, Mr. Mohan is entitled to a base salary at the annualized rate of $0.2 million. Mr. Mohan will be eligible for a discretionary performance bonus up to 75% of his annual salary. Further, Mr. Mohan will be entitled to an additional bonus of $0.1 million upon the Company obtaining approval of the Shareholder Matters and $25.0 thousand upon the Designated Directors representing a majority of the Board of Directors. If Mr. Mohan is terminated for any reason, he will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Mr. Mohan is terminated by the Company for any reason other than cause or resigns for a good reason, Mr. Mohan will be entitled to a severance payment equal to 36 months of salary, which will be reduced to six months following the second anniversary of the Mohan Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Mohan Agreement will automatically terminate and the prior employment agreement will again be in full effect.

On November 16, 2022, the Company entered into an Executive Employment Agreement with Aimee Infante (the “Infante Agreement”), which replaced her prior employment agreement. Pursuant to the Infante Agreement, Ms. Infante will continue to be employed as Chief Marketing Officer of the Company on an at-will-basis. During the term of the Infante Agreement, Ms. Infante is entitled to a base salary at the annualized rate of $0.2 million. Ms. Infante will be eligible for a discretionary performance bonus up to 25% of her annual salary. Further, Ms. Infante will be entitled to an additional bonus of $25.0 thousand upon the Designated Directors representing a majority of the Board of Directors. If Ms. Infante is terminated for any reason, she will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Ms. Infante is terminated by the Company for any reason other than cause or resigns for a good reason, Ms. Infante will be entitled to a severance payment equal to 36 months of salary, which will be reduced to six months following the second anniversary of the Infante Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Infante Agreement will automatically terminate, and the prior employment agreement will again be in full effect.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Election of Directors

On October 7, 2021, the Company held its annual shareholders meeting, and the shareholders voted on the directors to serve on the Company’s board of directors. The shareholders elected Kevin Mohan, Stephan Spanos, A.B. Southall III, Paul L. Menchik, Jeff Carl, Major General (ret) Malcolm Frost and Phillip Balatsos to serve on the Company’s board of directors.

On December 22, 2022, the Company held its annual shareholders meeting, and the shareholders voted on the directors to serve on the Company’s board of directors. The shareholders elected Kevin Mohan, Stephan Spanos, A.B. Southall III, Paul L. Menchik, Jeff Carl, Major General (ret) Malcolm Frost and Phillip Balatsos to serve on the Company’s board of directors.

On December 27, 2022, the Board appointed Benjamin Petel to the Board of Directors.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consulting Agreements

On February 7, 2021, the Company entered into a Consulting Agreement with consultants as a strategy business consultant to provide the Company with business and marketing advice as needed. The term of the agreement is for five months from the effective date on February 7, 2021. Pursuant to the terms of the agreement the Company agreed to pay the consultant a total of 100,000 shares of the Company’s common stock. The Company issued 60,000 shares of common stock upon the effective date of the agreement with the remaining 40,000 to be issued upon the successful completion of the agreement. As of December 31, 2021, the Company issued the remaining 40,000 shares of common with a grant date fair value of $42,400 pursuant to the terms of the agreement.

On March 8, 2021, the Company entered into a Consulting Agreement with consultants as a strategy business consultant to provide the Company with financial and business advice. The term of the agreement was for five months from the effective date on March 8, 2021. Pursuant to the terms of the agreement the Company agreed to pay the consultant a total of 100,000 shares of the Company’s common stock. The Company issued 70,000 shares of common stock upon the effective date of the agreement with the remaining 30,000 to be issued upon the successful completion of the agreement. As of December 31, 2022, the Company issued the remaining 30,000 shares of common with a grant date fair value of $31,800 pursuant to the terms of the agreement.

On March 22, 2021, the Company entered into a Consulting Agreement with consultants with experience in the area of investor relations and capital introductions. The term of the agreement is for six months from the effective date on March 22, 2021. Pursuant to the terms of the agreement the Company paid $250,000 in cash and issued 150,000 shares of the Company’s common stock.

On November 14, 2022 (the “Effective Date”), the Company, Sadot and Aggia LLC FC, a company formed under the laws of United Arab Emirates (“Aggia”) entered into a Services Agreement (the “Services Agreement”) whereby Sadot engaged Aggia to provide certain advisory services to Sadot for creating, acquiring and managing Sadot’s business of wholesaling food and engaging in the purchase and sale of physical food commodities.

As consideration for Aggia providing the services to Sadot, the Company agreed to issue shares of common stock of the Company, par value $0.0001 per share, to Aggia subject to Sadot generating net income measured on a quarterly basis at per share price of $1.5625, subject to equitable adjustments for any combinations or splits of the common stock occurring following the Effective Date. Upon Sadot generating net income for any fiscal quarter, the Company shall issue Aggia a number of shares of common stock equal to the net income for such fiscal quarter divided by the per share price (the “Shares”). The Company may only issue authorized, unreserved shares of common stock. The Company will not issue Aggia in excess of 14,424,275 shares representing 49.999% of the number of issued and outstanding shares of common stock as of the Effective Date. Further, once Aggia has been issued a number of shares constituting 19.99% of the issued and outstanding shares of common stock of the Company, no additional shares shall be issued to Aggia unless and until this transaction has been approved by the shareholders of the Company. In the event that the shares cap has been reached, then the remaining portion of the net income, if any, not issued as shares shall accrue as debt payable by Sadot to Aggia until such debt has reached a maximum of $71,520,462. The Company will prepare the shares earned calculation after the annual audit or quarter review is completed by the auditors. The shares will be issued within 10 days of the final calculation.

Board Compensation

For the year ended December 31, 2021, through the third quarter of 2022 the board members were eligible for cash compensation of $12,000 per year to be paid quarterly within 30 days of the close of each quarter. On November 11, 2022, the board of directors approved a new board compensation plan that would increase the cash compensation to $22,000 to be paid quarterly within 30 days of the close of each quarter, which was retroactively applied for the full fourth quarter of 2022.

In addition, on an ongoing basis pursuant to the approved board compensation plan each director will receive $8,000 in value of common stock per year for service as director, $6,000 in value of shares of common stock per year for service on each committee and $4,000 in value of shares of common stock per year for service as chair for such committee. The number of shares to be issued would be based upon the closing price of the last trading date of each calendar quarter. The shares of common stock for committee service will be limited to two committees.

On February 3, 2021, the Company issued an aggregate of 16,126 shares of common stock of the Company to the members of the board of directors as compensation earned through the end of the fourth quarter of 2020.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On March 31, 2021, the Company authorized the issuance of an aggregate of 12,711 shares of common stock to the members of the board of directors as compensation earned during the first quarter of 2021.

On August 24, 2021, the Company authorized the issuance of an aggregate of 20,829 shares of common stock to the members of the board of directors as compensation earned during the second quarter of 2021.

On October 21, 2021, the Company authorized the issuance of an aggregate of 24,275 shares of common stock to the members of the board of directors as compensation earned during the third quarter of 2021.

On January 6, 2022, the Company authorized the issuance of an aggregate of 39,573 shares of common stock to the members of the board of directors as compensation earned during the fourth quarter of 2021. The Company accrued for the liability as of December 31, 2021.

On March 31, 2022, the Company authorized the issuance of an aggregate of 53,961 shares of common stock to the members of the board of directors as compensation earned during the first quarter of 2022.

On July 14, 2022, the Company authorized the issuance of an aggregate of 74,019 shares of common stock to the members of the board of directors as compensation earned during the second quarter of 2022.

On October 12, 2022, the Company authorized the issuance of an aggregate of 75,792 shares of common stock to the members of the board of directors as compensation earned during the third quarter of 2022.

As of December 31, 2022, the Company accrued a total of $28,487 related to board compensation for stock issuance and $33,000 for their portion of cash compensation earned during the fourth quarter of 2022.

Franchising

During the years ended December 31, 2022 and 2021, the Company entered into various Pokemoto franchise agreements for a total of 30 and 17, respectively, potentially new Pokemoto locations with various franchisees. The Franchisees paid the Company an aggregate of $425,222 and $217,500 and this has been recorded in deferred revenue as of December 31, 2022 and 2021, respectively.

Master Franchise Agreement

On October 25, 2021, Muscle Maker Development International LLC (“MMDI”), a wholly-owned subsidiary of Muscle Maker Inc., entered into a Master Franchise Agreement (the “Master Franchise Agreement”) with Almatrouk Catering Company – OPC (“ACC”) providing ACC with the right to grant franchises for the development of 40 “Muscle Maker Grill” restaurants through December 31, 2030 (the “Term”) in the Kingdom of Saudi Arabia (“KSA”).

Under the Master Franchise Agreement, MMDI has granted to ACC an exclusive right to establish and operate Muscle Maker restaurants in the KSA. MMDI will not own or operate restaurants in KSA, grant franchises for the restaurants in KSA, or grant Master Franchise Rights for the restaurants to other persons within the KSA. ACC will be solely responsible for the development, sales, marketing, operations, distribution and training of all franchise locations sold in the KSA.

ACC is required to pay MMDI $150,000 pursuant to the Master Franchise Agreement upon the occurrence of various events. ACC is required to pay MMDI $20,000 upon the execution of each franchise agreement for each individual restaurant and a monthly royalty fee of $1,000 for each restaurant. Further, ACC is to adhere to the agreed upon development schedule as outlined in the master franchise agreement. An initial $50,000 deposit was paid on the agreement and no other amount is due at this time.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Taxes

The Company failed in certain instances in paying past state and local sales taxes collected from customers in specific states that impose a tax on sales of the Company’s products during 2017 and 2018. As of the second quarter 2022, all past due tax on sales from 2017 and 2018 has been paid in full. The Company had accrued a sales tax liability for approximately $44,615 and $125,550 as of December 31, 2022, and December 31, 2021, respectively. All current state and local sales taxes from January 1, 2018, for open Company-owned locations have been fully paid and in a timely manner. The Company has completed all the payment plans with the various state or local entities for these past owed amounts.

Litigations, Claims and Assessments

On April 24, 2022, the Company and a convertible note holder entered into an agreement in which the Company will repay a total of $110,000 in connection with the default judgement issued on June 22, 2018, by the Iowa District Court for Polk County #CVCV056029, filed against the Company for failure to pay the remaining balance due on a promissory note in the amount of $100,000, together with interest, attorney fees and other costs of $171,035. The Company agreed to pay $40,000 on or before May 1, 2020 and to make seven installment payments of $10,000 per month starting on or before June 1, 2022. As of December 30, 2022, the Company has paid this note in full.

On or about March 7, 2019, the Company was listed as a defendant to a lawsuit filed by a contractor in the State of Texas in El Paso County #2019DCV0824. The contractor is claiming a breach of contract and is seeking $32,809 in damages for services claimed to be rendered by the contractor. The Company accrued $30,000 for the liability in accounts payable and accrued expenses as of December 31, 2022 and 2021.

On January 23, 2020, the Company was served a judgment issued by the Judicial Council of California in the amount of $130,185 for a breach of a lease agreement in Chicago, Illinois, in connection with a Company-owned store that was closed in 2018. As of December 31, 2022, the Company has accrued for the liability in accounts payable and accrued expenses.

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. In the opinion of management after consulting legal counsel, such matters are currently not expected to have a material impact on the Company’s financial statements.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements after consulting legal counsel.

Corporate Address Change

During August 2022 the Company relocated its corporate office address from 2600 South Shore Blvd. Suite 300, League City, Texas, to 1751 River Run, Ste 200, Fort Worth, TX 76107.

Employment Agreements

On November 16, 2022, the Company entered into an Executive Employment Agreement with Michael Roper (the “Roper Agreement”), which replaced his prior employment agreement. Pursuant to the Roper Agreement, Mr. Roper will continue to be employed as Chief Executive Officer of the Company on an at will basis. During the term of the Roper Agreement, Mr. Roper is entitled to a base salary at the annualized rate of $350,000. Mr. Roper will be eligible for a discretionary performance bonus to be determined by the Board annually. Further, Mr. Roper will be entitled to an additional bonus of $50,000 upon the Company obtaining approval of the Shareholder Matters and $25,000 upon the Designated Directors representing a majority of the Board of Directors. If Mr. Roper is terminated for any reason, he will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Mr. Roper is terminated by the Company for any reason other than cause or resigns for a good reason, Mr. Roper will be entitled to a severance payment equal to 36 months of salary, which will be reduced to 18 months following the second anniversary of the Roper Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Roper Agreement will automatically terminate and the prior employment agreement will again be in full effect.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On November 16, 2022, the Company entered into an Executive Employment Agreement with Jennifer Black (the “Black Agreement”), which replaced her prior employment agreement. Pursuant to the Black Agreement, Ms. Black will continue to be employed as Chief Financial Officer of the Company on an at will basis. During the term of the Black Agreement, Ms. Black is entitled to a base salary at the annualized rate of $190,000. Ms. Black will be eligible for a discretionary performance bonus up to 50% of her annual salary. Further, Ms. Black will be entitled to an additional bonus of $50,000 upon the Company obtaining approval of the Shareholder Matters and $25,000 upon the Designated Directors representing a majority of the Board of Directors. If Ms. Black is terminated for any reason, she will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Ms. Black is terminated by the Company for any reason other than cause or resigns for a good reason, Ms. Black will be entitled to a severance payment equal to 36 months of salary, which will be reduced to six months following the second anniversary of the Black Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Black Agreement will automatically terminate and the prior employment agreement will again be in full effect.

On November 16, 2022, the Company entered into an Executive Employment Agreement with Kenn Miller (the “Miller Agreement”), which replaced his prior employment agreement. Pursuant to the Miller Agreement, Mr. Miller will continue to be employed as Chief Operating Officer of the Company on an at will basis. During the term of the Miller Agreement, Mr. Miller is entitled to a base salary at the annualized rate of $275,000. Mr. Miller will be eligible for a discretionary performance bonus up to 75% of his annual salary. Further, Mr. Miller will be entitled to an additional bonus of $25,000 upon the Designated Directors representing a majority of the Board of Directors. If Mr. Miller is terminated for any reason, he will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Mr. Miller is terminated by the Company for any reason other than cause or resigns for a good reason, Mr. Miller will be entitled to a severance payment equal to 36 months of salary, which will be reduced to 12 months following the second anniversary of the Miller Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Miller Agreement will automatically terminate and the prior employment agreement will again be in full effect.

On November 16, 2022, the Company entered into an Executive Employment Agreement with Kevin Mohan (the “Mohan Agreement”), which replaced his prior employment agreement. Pursuant to the Mohan Agreement, Mr. Mohan will continue to be employed as Chief Investment Officer of the Company on an at will basis. During the term of the Employment Agreement, Mr. Mohan is entitled to a base salary at the annualized rate of $200,000. Mr. Mohan will be eligible for a discretionary performance bonus up to 75% of his annual salary. Further, Mr. Mohan will be entitled to an additional bonus of $50,000 upon the Company obtaining approval of the Shareholder Matters and $25,000 upon the Designated Directors representing a majority of the Board of Directors. If Mr. Mohan is terminated for any reason, he will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Mr. Mohan is terminated by the Company for any reason other than cause or resigns for a good reason, Mr. Mohan will be entitled to a severance payment equal to 36 months of salary, which will be reduced to six months following the second anniversary of the Mohan Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Mohan Agreement will automatically terminate and the prior employment agreement will again be in full effect.

On November 16, 2022, the Company entered into an Executive Employment Agreement with Aimee Infante (the “Infante Agreement”), which replaced her prior employment agreement. Pursuant to the Infante Agreement, Ms. Infante will continue to be employed as Chief Marketing Officer of the Company on an at will basis. During the term of the Infante Agreement, Ms. Infante is entitled to a base salary at the annualized rate of $175,000. Ms. Infante will be eligible for a discretionary performance bonus up to 25% of her annual salary. Further, Ms. Infante will be entitled to an additional bonus of $25,000 upon the Designated Directors representing a majority of the Board of Directors. If Ms. Infante is terminated for any reason, she will be entitled to receive accrued salary and vacation pay, accrued bonus payments, all expense reimbursements and shall be entitled to exercise any equity compensation rights through the last day of the term applicable to such stock option. If Ms. Infante is terminated by the Company for any reason other than cause or resigns for a good reason, Ms. Infante will be entitled to a severance payment equal to 36 months of salary, which will be reduced to six months following the second anniversary of the Infante Agreement, and all equity compensation shall be fully accelerated. In the event the Shareholder Matters are not approved by the shareholders, the Infante Agreement will automatically terminate, and the prior employment agreement will again be in full effect.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On February 9, 2022, the Company and Ferdinand Groenewald, the former Chief Accounting Officer, entered a letter agreement providing that Mr. Groenewald will continue to be engaged by the Company on an at-will basis with a base salary at the annualized rate of $175,000 effective February 14, 2022. Mr. Groenewald was entitled to a discretionary performance bonus to be paid in cash or equity of up to 25% of his salary. Within 90 days of the effective date, the Company issued Mr. Groenewald stock options to receive 25,000 shares of common stock which will over a term of five years. If Mr. Groenewald is terminated by the Company for any reason other than cause, including termination without cause in connection with a change in control, he was entitled to a severance package of six months of salary and health and dental benefits paid in accordance with the Company’s payroll schedule and insurance program, but subject to the execution of a valid release in favor of the Company and its related parties. See Note 17 – Equity – Options for details related to the issuance of the stock options.

Departure of Officer

On June 21, 2022, the Company advised Ferdinand Groenewald that the position of Chief Accounting Officer has been eliminated. Mr. Groenewald continued his employment with the Company through July 29, 2022, at which time he became entitled to the severance for termination without cause as outlined in the letter agreement between the Company and Mr. Groenewald dated February 9, 2022.

NASDAQ Notice

On February 1, 2022, the Company received a letter from the Staff therein indicating that, based upon the closing bid price of the Company’s common stock for the prior 30 consecutive business days, the Company was not in compliance with the requirement to the Minimum Bid Price Requirement. Pursuant to NASDAQ Listing Rule 5810(c)(3)(A), the Company was granted 180 calendar days, or until August 1, 2022, to regain compliance. On August 2, 2022, the Company received a second letter from the Staff advising that the Company had been granted an additional 180 calendar days, or to January 30, 2023, to regain compliance with the Minimum Bid Price Requirement, in accordance with NASDAQ Listing Rule 5810(c)(3)(A).

The Company intends to actively monitor the minimum bid price of its common stock and may, as appropriate, consider available options to regain compliance with the Rule. There can be no assurance that the Company will be able to regain compliance with the Rule or will otherwise be in compliance with other NASDAQ listing criteria.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS